Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Lazard Active ETF Trust
Entity Central Index Key	0002051630
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259180
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Opportunities ETF
Trading Symbol	EMKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Emerging Markets Opportunities ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lazard Emerging Markets Opportunities ETF	$119	1.04%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  TSMC, a Taiwanese semiconductor foundry, continued to benefit from strong demand for AI-related chips.

  Samsung Electronics, a Korea technology company, and Hynix, a Korean memory manufacturer, both rose along with rising memory pricing.

  SK Hynix, a Korean manufacturer of semiconductors, is benefitting from an improvement in memory supply-demand including NAND flash.

  Shares of Alibaba traded higher after the China-based e-commerce giant reported that it was seeing stability in its core business and growth in its AI Cloud services.

  We exited Chinese video-game maker, Tencent, following a period of prolonged outperformance, as we believe potential upside is reduced.

  Kosmos Energy, an oil and gas company with operations in Africa and Latin America, was negatively impacted by the OPEC+ decision to increase output as well as global trade war-related slowing growth .

  Supreme Industries, an Indian plastics and piping products manufacturer, underperformed due to softer demand and increased raw material costs pressuring earnings and margins.

  Lodha Developers, an Indian real estate developer, underperformed due to weaker investor sentiment and profit taking after earnings, despite posting strong year-on-year profit growth.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Emerging Markets Opportunities ETF	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,407	$9,351
2/16	$9,151	$9,336
3/16	$9,977	$10,571
4/16	$9,930	$10,629
5/16	$9,802	$10,232
6/16	$10,198	$10,641
7/16	$10,512	$11,177
8/16	$10,779	$11,455
9/16	$10,977	$11,602
10/16	$10,802	$11,630
11/16	$10,267	$11,094
12/16	$10,347	$11,119
1/17	$11,015	$11,727
2/17	$11,190	$12,086
3/17	$11,600	$12,391
4/17	$11,929	$12,662
5/17	$12,233	$13,037
6/17	$12,421	$13,168
7/17	$13,218	$13,953
8/17	$13,571	$14,264
9/17	$13,724	$14,208
10/17	$14,063	$14,706
11/17	$14,122	$14,735
12/17	$14,521	$15,264
1/18	$15,607	$16,536
2/18	$14,840	$15,774
3/18	$14,639	$15,480
4/18	$14,261	$15,412
5/18	$13,707	$14,866
6/18	$13,305	$14,248
7/18	$13,636	$14,561
8/18	$13,060	$14,167
9/18	$12,906	$14,092
10/18	$11,879	$12,865
11/18	$12,351	$13,395
12/18	$11,890	$13,040
1/19	$13,080	$14,182
2/19	$13,032	$14,214
3/19	$13,176	$14,333
4/19	$13,477	$14,635
5/19	$12,539	$13,573
6/19	$13,357	$14,420
7/19	$13,164	$14,244
8/19	$12,515	$13,549
9/19	$12,876	$13,808
10/19	$13,345	$14,390
11/19	$13,405	$14,370
12/19	$14,457	$15,443
1/20	$13,648	$14,723
2/20	$12,973	$13,946
3/20	$10,460	$11,798
4/20	$11,293	$12,879
5/20	$11,551	$12,978
6/20	$12,311	$13,932
7/20	$13,452	$15,176
8/20	$13,706	$15,512
9/20	$13,472	$15,263
10/20	$13,718	$15,578
11/20	$15,055	$17,018
12/20	$16,188	$18,269
1/21	$16,595	$18,829
2/21	$16,867	$18,974
3/21	$16,497	$18,687
4/21	$16,595	$19,152
5/21	$16,793	$19,596
6/21	$16,756	$19,630
7/21	$15,658	$18,309
8/21	$15,636	$18,788
9/21	$14,858	$18,042
10/21	$15,093	$18,220
11/21	$14,278	$17,477
12/21	$14,374	$17,805
1/22	$14,224	$17,468
2/22	$13,292	$16,946
3/22	$12,968	$16,563
4/22	$12,086	$15,642
5/22	$12,235	$15,711
6/22	$11,265	$14,667
7/22	$11,501	$14,631
8/22	$11,429	$14,692
9/22	$10,111	$12,969
10/22	$10,186	$12,567
11/22	$11,678	$14,431
12/22	$11,265	$14,228
1/23	$12,446	$15,351
2/23	$11,659	$14,356
3/23	$12,154	$14,791
4/23	$12,002	$14,623
5/23	$11,798	$14,377
6/23	$12,306	$14,923
7/23	$12,941	$15,852
8/23	$12,051	$14,876
9/23	$11,695	$14,487
10/23	$11,402	$13,924
11/23	$12,191	$15,038
12/23	$12,649	$15,626
1/24	$12,211	$14,901
2/24	$12,778	$15,609
3/24	$13,126	$15,996
4/24	$13,100	$16,068
5/24	$13,332	$16,159
6/24	$13,784	$16,796
7/24	$13,706	$16,846
8/24	$13,858	$17,118
9/24	$14,607	$18,261
10/24	$13,922	$17,449
11/24	$13,625	$16,822
12/24	$13,567	$16,799
1/25	$13,842	$17,099
2/25	$13,829	$17,182
3/25	$13,933	$17,291
4/25	$14,064	$17,518
5/25	$14,730	$18,265
6/25	$15,565	$19,363
7/25	$15,813	$19,741
8/25	$16,051	$19,994
9/25	$17,028	$21,424
10/25	$17,619	$22,319
11/25	$17,208	$21,786
12/25	$17,570	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Lazard Emerging Markets Opportunities ETF	29.50%	1.65%	5.80%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 122,418,969
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,078,694
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$122,418,969
# of Portfolio Holdings	71
Portfolio Turnover Rate	71%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,078,694

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	29.8%
Financials	21.5%
Consumer Discretionary	12.8%
Industrials	11.4%
Communication Services	7.7%
Energy	4.3%
Consumer Staples	4.2%
Materials	3.3%
Real Estate	3.0%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.7%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd. GDR	5.7%
Alibaba Group Holding Ltd.	4.2%
China Merchants Bank Co. Ltd., Class H	3.8%
HDFC Bank Ltd. ADR	2.3%
Shinhan Financial Group Co. Ltd. ADR	2.2%
SK hynix, Inc. GDR	2.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On October 24, 2025, the assets of a predecessor mutual fund, Lazard Emerging Markets Core Equity Portfolio were transferred to the Portfolio in a tax-free reorganization. The Portfolio has an identical investment objective and substantially similar investment strategies and investment risk profiles as the predecessor mutual fund.

C000259181
Shareholder Report [Line Items]
Fund Name	Lazard Equity Megatrends ETF
Trading Symbol	THMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Equity Megatrends ETF for the period of April 7, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Equity Megatrends ETF	$43	0.51%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Since inception, artificial intelligence (AI) capex continued to drive outperformance across the semiconductor space, with the Bits of Chips theme performing strongly.

  The Smart Capex theme also performed positively, boosted by factory automation demand tailwinds and a recovery in European industrial activity.

  An improving backdrop amid attractive valuation saw the healthcare space return to strength, with the Future Health theme also contributing positively.

  On the other hand, continued concerns for disruption from AI represented a negative backdrop for software- and data-focused businesses, resulting in the Software Apps & Agents and Data & AI themes lagging.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Equity Megatrends ETF	MSCI ACWI Index
03/25	$10,000	$10,000
04/25	$11,092	$10,000
05/25	$11,664	$10,575
06/25	$12,139	$11,050
07/25	$12,272	$11,199
08/25	$12,292	$11,476
09/25	$12,689	$11,892
10/25	$13,042	$12,158
11/25	$12,994	$12,157
12/25	$13,064	$12,283

Average Annual Return [Table Text Block]
Fund	Since Inception 4/7/25
Lazard Equity Megatrends ETF	30.64%
MSCI ACWI Index	34.14%

Performance Inception Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 46,377,957
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 140,452
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$46,377,957
# of Portfolio Holdings	61
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,452

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	39.2%
Industrials	17.7%
Health Care	16.7%
Financials	10.1%
Consumer Discretionary	7.3%
Communication Services	5.9%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.3%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Hexagon AB, B Shares	2.3%
Mitsubishi Electric Corp.	2.3%
FANUC Corp.	2.2%
Applied Materials, Inc.	2.2%
NVIDIA Corp.	2.2%
Siemens AG	2.1%

Material Fund Change [Text Block]
C000259182
Shareholder Report [Line Items]
Fund Name	Lazard International Dynamic Equity ETF
Trading Symbol	IDEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard International Dynamic Equity ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lazard International Dynamic Equity ETF	$49	0.42%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Stock selection was favorable in financials and materials; consumer discretionary and information technology lagged.

  Stock selection was strong in the UK and Japan; Israel and Netherlands detracted.

  Mitsubishi Electric, a Japanese multinational electronics and electrical equipment manufacturing company, and NatWest Group, a British banking and financial services company, were significant contributors to the excess return.

  Wolters Kluwer, a global leader in professional information, software solutions, and consulting services and Nice Ltd., an American technology company specializing in customer relations management software, artificial intelligence, and digital and workforce engagement management, detracted.

  Alpha was favorable for the year as all four return drivers (growth potential, valuation, market sentiment, and financial quality) added to excess return led by sentiment and value measures.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard International Dynamic Equity ETF	MSCI ACWI ex USA Index	MSCI EAFE/ACWI ex US Linked Index
12/15	$10,000	$10,000	$10,000
01/16	$9,359	$9,320	$9,277
02/16	$9,045	$9,213	$9,107
03/16	$9,620	$9,962	$9,699
04/16	$9,729	$10,225	$9,980
05/16	$9,848	$10,052	$9,890
06/16	$9,381	$9,898	$9,558
07/16	$9,859	$10,388	$10,042
08/16	$9,799	$10,453	$10,049
09/16	$9,952	$10,582	$10,173
10/16	$9,777	$10,430	$9,965
11/16	$9,592	$10,189	$9,766
12/16	$9,887	$10,450	$10,100
01/17	$10,253	$10,820	$10,393
02/17	$10,353	$10,992	$10,542
03/17	$10,708	$11,271	$10,832
04/17	$11,019	$11,512	$11,107
05/17	$11,308	$11,886	$11,515
06/17	$11,330	$11,923	$11,495
07/17	$11,629	$12,362	$11,826
08/17	$11,685	$12,427	$11,822
09/17	$11,973	$12,657	$12,116
10/17	$12,195	$12,896	$12,300
11/17	$12,240	$13,000	$12,429
12/17	$12,357	$13,291	$12,628
01/18	$13,013	$14,031	$13,262
02/18	$12,311	$13,370	$12,663
03/18	$12,198	$13,134	$12,435
04/18	$12,368	$13,343	$12,719
05/18	$12,085	$13,035	$12,433
06/18	$11,859	$12,790	$12,281
07/18	$12,187	$13,096	$12,584
08/18	$11,860	$12,822	$12,340
09/18	$11,928	$12,881	$12,448
10/18	$10,994	$11,833	$11,457
11/18	$10,891	$11,945	$11,442
12/18	$10,347	$11,404	$10,887
01/19	$11,132	$12,266	$11,602
02/19	$11,322	$12,506	$11,898
03/19	$11,417	$12,580	$11,973
04/19	$11,631	$12,912	$12,310
05/19	$10,954	$12,219	$11,719
06/19	$11,536	$12,955	$12,414
07/19	$11,203	$12,798	$12,256
08/19	$10,906	$12,403	$11,939
09/19	$11,215	$12,722	$12,281
10/19	$11,584	$13,166	$12,722
11/19	$11,715	$13,282	$12,866
12/19	$12,144	$13,857	$13,284
01/20	$11,901	$13,485	$13,006
02/20	$10,965	$12,419	$11,830
03/20	$9,458	$10,621	$10,251
04/20	$10,005	$11,426	$10,914
05/20	$10,418	$11,800	$11,389
06/20	$10,685	$12,333	$11,777
07/20	$10,855	$12,883	$12,051
08/20	$11,331	$13,434	$12,671
09/20	$11,100	$13,104	$12,342
10/20	$10,699	$12,822	$11,849
11/20	$12,121	$14,547	$13,685
12/20	$12,801	$15,334	$14,322
01/21	$12,664	$15,367	$14,169
02/21	$13,061	$15,671	$14,487
03/21	$13,520	$15,869	$14,820
04/21	$13,942	$16,336	$15,266
05/21	$14,513	$16,847	$15,764
06/21	$14,327	$16,738	$15,586
07/21	$14,525	$16,462	$15,704
08/21	$14,738	$16,775	$15,981
09/21	$14,068	$16,238	$15,517
10/21	$14,490	$16,626	$15,899
11/21	$13,845	$15,877	$15,159
12/21	$14,585	$16,533	$15,935
01/22	$14,220	$15,924	$15,165
02/22	$13,673	$15,609	$14,897
03/22	$13,621	$15,634	$14,993
04/22	$12,708	$14,652	$14,023
05/22	$13,125	$14,757	$14,128
06/22	$11,926	$13,488	$12,817
07/22	$12,500	$13,949	$13,455
08/22	$11,777	$13,501	$12,816
09/22	$10,661	$12,152	$11,617
10/22	$11,318	$12,515	$12,242
11/22	$12,814	$13,992	$13,621
12/22	$12,623	$13,887	$13,632
01/23	$13,691	$15,014	$14,736
02/23	$13,407	$14,487	$14,428
03/23	$13,718	$14,841	$14,786
04/23	$13,988	$15,099	$15,204
05/23	$13,434	$14,550	$14,651
06/23	$14,137	$15,203	$15,308
07/23	$14,650	$15,821	$15,930
08/23	$14,087	$15,106	$15,211
09/23	$13,749	$14,629	$14,731
10/23	$13,343	$14,026	$14,123
11/23	$14,479	$15,288	$15,394
12/23	$15,125	$16,056	$16,167
01/24	$15,070	$15,897	$16,007
02/24	$15,723	$16,299	$16,412
03/24	$16,254	$16,809	$16,925
04/24	$15,941	$16,507	$16,621
05/24	$16,825	$16,986	$17,104
06/24	$16,757	$16,970	$17,087
07/24	$17,165	$17,363	$17,483
08/24	$17,516	$17,857	$17,981
09/24	$17,815	$18,338	$18,465
10/24	$17,216	$17,438	$17,559
11/24	$17,257	$17,280	$17,400
12/24	$16,891	$16,945	$17,062
01/25	$17,650	$17,627	$17,750
02/25	$18,194	$17,872	$17,996
03/25	$18,337	$17,832	$17,955
04/25	$18,840	$18,475	$18,603
05/25	$19,790	$19,322	$19,456
06/25	$20,496	$19,977	$20,116
07/25	$20,450	$19,920	$20,058
08/25	$21,092	$20,611	$20,754
09/25	$22,068	$21,354	$21,502
10/25	$22,409	$21,785	$21,936
11/25	$22,773	$21,780	$21,931
12/25	$23,660	$22,433	$22,588

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Lazard International Dynamic Equity ETF	40.07%	13.07%	8.99%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI EAFE/ACWI ex US Linked Index	32.39%	9.54%	8.49%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 511,557,173
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 868,173
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$511,557,173
# of Portfolio Holdings	231
Portfolio Turnover Rate	88%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$868,173

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	25.6%
Industrials	14.8%
Information Technology	14.8%
Consumer Discretionary	9.8%
Health Care	8.5%
Materials	6.9%
Consumer Staples	6.0%
Communication Services	5.6%
Energy	3.7%
Utilities	2.8%
Other (includes short-term investments)	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novartis AG	2.1%
BNP Paribas SA	2.1%
Samsung Electronics Co. Ltd.	2.0%
GSK PLC	1.8%
Loblaw Cos. Ltd.	1.8%
ASML Holding NV	1.7%
Tencent Holdings Ltd.	1.7%
Mitsubishi Electric Corp.	1.6%
Roche Holding AG	1.6%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On May 9, 2025, the assets of a predecessor mutual fund, Lazard International Equity Advantage Portfolio were transferred to the Portfolio in a tax-free reorganization. The Portfolio has an identical investment objective and substantially similar investment strategies and investment risk profiles as the predecessor mutual fund.

C000259183
Shareholder Report [Line Items]
Fund Name	Lazard Japanese Equity ETF
Trading Symbol	JPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Japanese Equity ETF for the period of April 7, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Japanese Equity ETF	$52	0.61%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  SoftBank Group, a leading venture investment firm, rose strongly until October amid optimism that its business will benefit from the advance of Artificial Intelligence.

  Shimizu, a leading general contractor, advanced due to strong orders and earnings margin improvement in its core construction business and improvement in its civil engineering business.

  Mizuho, one of Japan’s megabanks, outperformed on expectations that Bank of Japan interest rate hikes and share buybacks would lead to improved earnings per share.

  Tokyo Electron, a leading semiconductor capital equipment manufacturer, outperformed due to expectations that AI-related investment will continue to drive profitability.

  Yakult, a leading pro-biotic drink manufacturer, underperformed due to continued stagnation in its domestic business leading to downgrades in earnings guidance.

  Nitori, Japan’s largest furniture retailer, underperformed as results and guidance were lower than expectations in part due to a continued weak JPY exchange rate.

  Takeda, a major pharmaceutical company, underperformed due to a key drug going off-patent.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Japanese Equity ETF	TOPIX Net Total Return Index
03/25	$10,000	$10,000
04/25	$11,008	$10,000
05/25	$11,488	$10,389
06/25	$11,727	$10,579
07/25	$11,601	$10,476
08/25	$12,470	$11,222
09/25	$12,911	$11,473
10/25	$13,058	$11,680
11/25	$13,086	$11,694
12/25	$13,082	$11,791

Average Annual Return [Table Text Block]
Fund	Since Inception 4/7/25
Lazard Japanese Equity ETF	30.82%
TOPIX Net Total Return Index	29.29%

Performance Inception Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 65,298,519
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 216,871
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$65,298,519
# of Portfolio Holdings	58
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$216,871

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	25.7%
Financials	20.2%
Consumer Discretionary	12.7%
Information Technology	10.9%
Materials	7.6%
Communication Services	5.9%
Consumer Staples	5.2%
Health Care	4.3%
Real Estate	2.6%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Sumitomo Mitsui Financial Group, Inc.	4.2%
Sony Group Corp.	3.8%
Mizuho Financial Group, Inc.	3.7%
Hitachi Ltd.	3.0%
Mitsubishi Corp.	2.9%
SoftBank Group Corp.	2.8%
Tokio Marine Holdings, Inc.	2.6%
Takeda Pharmaceutical Co. Ltd.	2.6%
Tokyo Electron Ltd.	2.5%

Material Fund Change [Text Block]
C000262800
Shareholder Report [Line Items]
Fund Name	Lazard Listed Infrastructure ETF
Trading Symbol	GLIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Listed Infrastructure ETF for the period of October 6, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Listed Infrastructure ETF	$23	0.96%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Listed Infrastructure ETF	MSCI World Index	MSCI World Core Infrastructure (USD) Index
09/25	$10,000	$10,000	$10,000
10/25	$10,008	$10,000	$10,000
11/25	$10,276	$10,028	$10,308
12/25	$10,070	$10,109	$10,140

Average Annual Return [Table Text Block]
Fund	Since Inception 10/6/25
Lazard Listed Infrastructure ETF	0.70%
MSCI World Index	2.03%
MSCI World Core Infrastructure (USD) Index	0.25%

Performance Inception Date	Oct. 06, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 18,635,118
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 37,050
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$18,635,118
# of Portfolio Holdings	27
Portfolio Turnover Rate	3%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$37,050

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Utilities	49.0%
Industrials	38.7%
Real Estate	8.3%
Communication Services	2.9%
Other (includes short-term investments)	1.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vinci SA	8.0%
Canadian National Railway Co.	8.0%
National Grid PLC	8.0%
Transurban Group	4.6%
Pinnacle West Capital Corp.	4.5%
Portland General Electric Co.	4.5%
CSX Corp.	4.5%
OGE Energy Corp.	4.4%
Norfolk Southern Corp.	4.3%
Aena SME SA	4.2%

Material Fund Change [Text Block]
C000259184
Shareholder Report [Line Items]
Fund Name	Lazard Next Gen Technologies ETF
Trading Symbol	TEKY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Next Gen Technologies ETF for the period of April 7, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Next Gen Technologies ETF	$47	0.51%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Advantest, a leading manufacturer of semiconductor testing equipment, saw demand for its high-end testing equipment increase, fueled by the global AI chip boom. This led management to consistently beat-and-raise its profit outlook throughout the year.

  SK Hynix, a supplier of memory chips, reported record-breaking annual revenue and operating profits, fueled by its leadership in HBM4 production and the growing demand for memory chips driven by AI.

  NVIDIA, a designer of graphical processing units (GPUs), saw demand for its advanced GPU chips continue to grow, driven by AI data center expansion.

  Fiserv, a global leader in financial technology and payments, missed third quarter earnings expectations, significantly lowered full-year guidance, and reported slowing growth in its core payments and merchant business.

  Xiaomi, a designer and manufacturer of electronics and smart devices, suffered a series of high-profile incidents involving the SU7 electric sedan stoking significant consumer and investor concerns regarding vehicle safety, while memory chip shortages pressured margins.

  Doximity, a leading digital platform and professional network for US healthcare professionals, saw investor concern grow around healthcare policy changes and intensifying competition creating uncertainty around clients' annual budgets for its product and potentially slowing revenue growth.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard Next Gen Technologies ETF	MSCI World Index
03/25	$10,000	$10,000
04/25	$11,500	$10,000
05/25	$12,648	$10,592
06/25	$13,716	$11,049
07/25	$14,060	$11,191
08/25	$14,180	$11,483
09/25	$15,204	$11,852
10/25	$16,457	$12,090
11/25	$15,168	$12,124
12/25	$14,992	$12,222

Average Annual Return [Table Text Block]
Fund	Since Inception 4/7/25
Lazard Next Gen Technologies ETF	49.92%
MSCI World Index	34.48%

Performance Inception Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 48,696,993
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 160,380
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$48,696,993
# of Portfolio Holdings	52
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$160,380

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	73.3%
Industrials	7.8%
Communication Services	7.4%
Consumer Discretionary	5.3%
Financials	3.5%
Other (includes short-term investments)	2.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	5.2%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.5%
SK Hynix, Inc.	3.4%
Amphenol Corp., Class A	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Alphabet, Inc., Class A	2.9%
Advantest Corp.	2.9%
Palo Alto Networks, Inc.	2.7%
Broadcom, Inc.	2.6%

Material Fund Change [Text Block]
C000262801
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity ETF
Trading Symbol	SYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lazard US Systematic Small Cap Equity ETF	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

  Coherent, a developer of advanced materials, laser systems, and optical components, climbed on strong revenue and profitability growth. The company also benefited from continued AI optimism.

  Wildan, a provider of energy, engineering, and sustainability consulting services, delivered record results and raised full‑year targets, supported by strong infrastructure demand including data centers.

  TTM Technologies, a manufacturer of components used in electronic devices and communication systems, rose as the company posted better‑than‑expected results and solid guidance, due to defense and AI‑related computing demand.

  Ceragon Networks, a supplier of wireless networking equipment for telecom providers, declined due to sharp revenue contraction, weaker profitability and deteriorating cash levels.

  Abercrombie & Fitch, a retailer of apparel, personal care products, and accessories, declined as softer brand sales, elevated inventories, and a sizable tariff‑related cost weighed on margins.

  Veracyte, a developer of diagnostic tests for the medical field, declined as revenue guidance reset, product development delays, and higher R&D spending weighed on sentiment.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Lazard US Systematic Small Cap Equity ETF	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$10,000	$10,000
12/21	$10,283	$10,394	$10,223
1/22	$9,371	$9,782	$9,239
2/22	$9,421	$9,536	$9,338
3/22	$9,471	$9,845	$9,454
4/22	$8,719	$8,962	$8,517
5/22	$8,860	$8,950	$8,530
6/22	$8,158	$8,201	$7,828
7/22	$9,090	$8,970	$8,646
8/22	$8,763	$8,636	$8,469
9/22	$7,951	$7,835	$7,657
10/22	$8,753	$8,477	$8,500
11/22	$9,114	$8,920	$8,699
12/22	$8,603	$8,397	$8,134
1/23	$9,371	$8,976	$8,927
2/23	$9,240	$8,766	$8,776
3/23	$9,017	$9,000	$8,357
4/23	$8,765	$9,096	$8,207
5/23	$8,846	$9,132	$8,131
6/23	$9,613	$9,755	$8,792
7/23	$10,078	$10,105	$9,329
8/23	$9,704	$9,910	$8,863
9/23	$9,219	$9,438	$8,341
10/23	$8,624	$9,188	$7,772
11/23	$9,351	$10,044	$8,476
12/23	$10,307	$10,577	$9,511
1/24	$10,104	$10,694	$9,141
2/24	$10,631	$11,273	$9,658
3/24	$10,935	$11,637	$10,004
4/24	$10,266	$11,125	$9,300
5/24	$10,732	$11,651	$9,766
6/24	$10,611	$12,011	$9,676
7/24	$11,411	$12,234	$10,659
8/24	$11,381	$12,501	$10,500
9/24	$11,492	$12,759	$10,573
10/24	$11,259	$12,666	$10,420
11/24	$12,293	$13,508	$11,563
12/24	$11,639	$13,095	$10,608
1/25	$11,994	$13,509	$10,887
2/25	$11,357	$13,250	$10,304
3/25	$10,678	$12,477	$9,603
4/25	$10,428	$12,393	$9,381
5/25	$10,939	$13,179	$9,882
6/25	$11,367	$13,848	$10,419
7/25	$11,252	$14,153	$10,600
8/25	$12,102	$14,481	$11,357
9/25	$12,189	$14,981	$11,711
10/25	$11,907	$15,302	$11,922
11/25	$12,131	$15,344	$12,037
12/25	$12,311	$15,341	$11,967

Average Annual Return [Table Text Block]
Fund	1 year	Since Inception 10/29/21
Lazard US Systematic Small Cap Equity ETF	5.78%	5.12%
Russell 3000 Index	17.15%	10.41%
Russell 2000 Index	12.81%	3.34%

Performance Inception Date	Oct. 29, 2021
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 55,292,588
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 221,271
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$55,292,588
# of Portfolio Holdings	391
Portfolio Turnover Rate	156%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$221,271

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	25.3%
Information Technology	20.9%
Health Care	12.5%
Consumer Discretionary	10.5%
Financials	10.1%
Real Estate	5.1%
Communication Services	3.8%
Energy	3.8%
Materials	3.1%
Consumer Staples	2.7%
Other (includes short-term investments)	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Mueller Industries, Inc.	1.0%
Coherent Corp.	0.9%
Rambus, Inc.	0.9%
Onto Innovation, Inc.	0.8%
Globus Medical, Inc., Class A	0.8%
OPENLANE, Inc.	0.7%
Interface, Inc.	0.7%
Deckers Outdoor Corp.	0.7%
BioMarin Pharmaceutical, Inc.	0.7%
Huron Consulting Group, Inc.	0.7%

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On September 12, 2025, the assets of a predecessor mutual fund, Lazard US Systematic Small Cap Equity Portfolio were transferred to the Portfolio in a tax-free reorganization. The Portfolio has an identical investment objective and substantially similar investment strategies and investment risk profiles as the predecessor mutual fund.